Operating segments - Summary of Revenue from Sales Based on Destination (Parenthetical) (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019	[1]
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	$ 60,028,574	$ 47,023,973
CANADA
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	54,842,682
UNITED STATES
Disclosure Of Geographical Areas [Line Items]
Property plant and equipment	$ 5,815,892

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).